FAIR VALUE MEASUREMENTS (Details) - 401(K) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total Investments	$ 34,272,046	$ 31,262,074
Money Market Accounts
FAIR VALUE MEASUREMENTS
Total Investments	1,111,249	864,261
Mutual Funds
FAIR VALUE MEASUREMENTS
Total Investments	302,295	357,138
Collective Investment Funds
FAIR VALUE MEASUREMENTS
Total Investments	29,098,366	26,445,580
Orange County Bancorp, Inc. Stock Fund
FAIR VALUE MEASUREMENTS
Total Investments	3,760,136	3,595,095
Quoted Prices in Active Markets (Level 1)
FAIR VALUE MEASUREMENTS
Total Investments	5,173,680	4,816,494
Quoted Prices in Active Markets (Level 1) | Money Market Accounts
FAIR VALUE MEASUREMENTS
Total Investments	1,111,249	864,261
Quoted Prices in Active Markets (Level 1) | Mutual Funds
FAIR VALUE MEASUREMENTS
Total Investments	302,295	357,138
Quoted Prices in Active Markets (Level 1) | Orange County Bancorp, Inc. Stock Fund
FAIR VALUE MEASUREMENTS
Total Investments	3,760,136	3,595,095
Significant Other Observable Inputs (Level 2)
FAIR VALUE MEASUREMENTS
Total Investments	29,098,366	26,445,580
Significant Other Observable Inputs (Level 2) | Collective Investment Funds
FAIR VALUE MEASUREMENTS
Total Investments	$ 29,098,366	$ 26,445,580